Share-Based Compensation - Schedule The Fair Values Of The Share Options Granted Are Estimated (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return	1.80%	1.46%	0.67%
Volatility	43.60%	44.17%	45.23%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary share	$ 7.5	$ 6.15	$ 2.35
Expected terms	10 years	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple	$ 2.2	$ 2.2	$ 2.2
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple	$ 2.8	$ 2.8	$ 2.8